Rule 497(j)
                                             Reg. No. 33-38573


Pursuant to Rule 497 (j) promulgated under the Securities Act of
1933, the Registrant, Dean Witter Select Municipal Trust, Long Term Portfolio Series 107, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.


                         DEAN WITTER SELECT MUNICIPAL TRUST,
                         LONG TERM PORTFOLIO SERIES 107

                         By:  Dean Witter Reynolds Inc.
                              (Depositor)


                              Thomas Hines
                              Thomas Hines
                              Authorized Signatory